                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                     Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

VALUE MUNICIPAL INCOME TRUST
SYMBOL: VKV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                        MARKET         NAV

Since Inception (3/26/93)             5.78%         7.15%

10-year                               7.44          7.96

5-year                               10.36          9.71

1-year                                8.90         10.61

6-month                              -3.55          3.70
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Value Municipal Income Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Timothy D. Haney and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       3.70%        -3.55%             1.93%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

As part of an ongoing strategy to position the trust for continued increases in short-term interest rates, we trimmed exposure to bonds with maturities in the five- to 15-year range. Our strategy also included adding selectively to the trust's holdings of bonds with longer maturities but moderate interest rate characteristics. Finally, we kept the trust's duration (a measure of overall interest-rate sensitivity) below that of its benchmark.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The trust's overall credit exposure remained tilted toward higher-quality securities, with 87 percent of its exposure at the end of the period in bonds rated AA or better. We took advantage of what we believed to be some compelling opportunities to add BBB rated securities to the portfolio when our analysts identified securities with attractive structures and yield characteristics.

The trust's portfolio remained well diversified across the major sectors of the municipal bond market, with its top three sectors at the end of the period being general purpose, transportation and health care.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

TOP 5 SECTORS AS OF 4/30/05
General Purpose                                                  14.8%
Transportation                                                   13.4
Health Care                                                      12.8
Public Building                                                  10.4
Industrial Revenue                                                9.1

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          78.8%
AA/Aa                                                             8.4
A/A                                                               6.1
BBB/Baa                                                           4.2
B/B                                                               0.4
Non-Rated                                                         2.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
California                                                       12.2%
New York                                                         11.4
Texas                                                             9.3
Illinois                                                          6.0
New Jersey                                                        5.9
Washington                                                        4.8
Florida                                                           4.6
Louisiana                                                         4.5
Georgia                                                           3.1
Colorado                                                          3.0
Ohio                                                              3.0
Tennessee                                                         2.5
Michigan                                                          2.5
Arizona                                                           2.4
Oregon                                                            2.3
Puerto Rico                                                       2.3
Nevada                                                            2.2
Massachusetts                                                     2.0
Hawaii                                                            1.9
Alabama                                                           1.8
Maryland                                                          1.6
Pennsylvania                                                      1.6
Kansas                                                            1.5
South Carolina                                                    1.4
Missouri                                                          1.1
West Virginia                                                     1.0
Connecticut                                                       0.9
District of Columbia                                              0.9
Arkansas                                                          0.6
Wisconsin                                                         0.5
Utah                                                              0.5
Mississippi                                                       0.3
Oklahoma                                                          0.3
Kentucky                                                          0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  157.5%
          ALABAMA  2.9%
$ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A.................................         5.875%  11/15/24   $   1,061,820
  5,000   Birmingham Baptist Med Ctr AL Spl Care Fac
          Fin Auth Rev (MBIA Insd)..................         5.750   11/15/10       5,298,300
  4,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
          A.........................................         5.250   01/01/23       4,275,400
      4   Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svc Co Proj Rfdg........         6.950   01/01/20              71
                                                                                -------------
                                                                                   10,635,591
                                                                                -------------
          ARIZONA  3.7%
  5,000   Arizona Sch Fac Brd Ctf Ser B (Prerefunded
          @ 09/01/14) (FSA Insd)....................         5.250   09/01/19       5,654,250
  5,250   Arizona Tourism & Sports Auth Tax Rev
          Multipurpose Stad Fac Ser A (MBIA Insd)...         5.375   07/01/23       5,818,155
  2,280   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg
          (FSA Insd)................................         7.250   07/15/10       2,386,704
                                                                                -------------
                                                                                   13,859,109
                                                                                -------------
          ARKANSAS  0.9%
  1,930   Arkansas St Cap Apprec College Svg........           *     06/01/16       1,209,357
  2,000   Arkansas St Dev Fin Auth Rev St Agy Fac
          Donaghey Plaza Proj (FSA Insd)............         5.000   06/01/34       2,089,780
                                                                                -------------
                                                                                    3,299,137
                                                                                -------------
          CALIFORNIA  19.4%
  6,215   ABC, CA Uni Sch Dist Cap Apprec (FGIC
          Insd).....................................           *     08/01/34       1,408,070
      8   California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser B (AMT) (GNMA
          Collateralized)...........................         7.750   09/01/26           7,613
 10,000   California St (Prerefunded @ 03/01/10)
          (MBIA Insd)...............................         5.500   03/01/17      11,241,900
  3,000   California St Dept Wtr Res Ser A..........         5.875   05/01/16       3,397,830
  5,000   California St Pub Wks Brd Dept Gen Svc Cap
          East End A (AMBAC Insd)...................         5.125   12/01/21       5,346,300
  6,000   California St Pub Wks Brd Lease Rev Dept
          of Corrections St Prisons Ser A Rfdg
          (AMBAC Insd)..............................         5.250   12/01/13       6,762,480
  2,000   California St Pub Wks Brd Lease Rev Dept
          of Corrections St Prisons Ser A Rfdg
          (AMBAC Insd) (a)..........................         5.000   12/01/19       2,197,020
  5,000   California St Rfdg........................         5.000   02/01/19       5,276,450
  2,000   Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc Ser A (MBIA Insd)...........         5.000   09/01/33       2,097,320
 30,000   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Ser A Rfdg............................           *     01/15/22      11,480,700
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Sr Lien Ser A (Prerefunded @
          01/01/07).................................         6.500   01/01/32       1,061,250

 8                                             See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$ 3,350   Imperial Irr Dist CA Ctf Part Elec Sys
          Proj (FSA Insd) (b).......................         5.250%  11/01/19   $   3,658,233
  5,500   Port Oakland, CA Ser L (AMT) (FGIC
          Insd).....................................         5.000   11/01/32       5,627,050
  9,000   Riverside Cnty, CA Asset Leasing Corp
          Leasehold Rev Riverside Cnty Hosp Proj
          (MBIA Insd)...............................           *     06/01/21       4,174,740
  5,700   Sacramento, CA City Fin Auth Rev Comb Proj
          B (MBIA Insd).............................           *     11/01/15       3,668,121
 10,225   Santa Ana, CA Uni Sch Dist Ctf Part Cap
          Apprec Fin Proj (FSA Insd)................           *     04/01/32       2,654,819
  5,755   Southwestern Cmnty College Cap Apprec
          Election 2000 (FGIC Insd).................           *     08/01/29       1,724,773
                                                                                -------------
                                                                                   71,784,669
                                                                                -------------
          COLORADO  4.8%
  4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
          A (FSA Insd)..............................         5.250   12/01/18       4,797,349
  4,290   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
          C (Prerefunded 12/01/06) (MBIA Insd)......         5.750   12/01/08       4,568,550
  3,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj (Prerefunded @ 08/31/05) (c)...         7.000   08/31/26       3,133,980
  1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @ 08/31/05)
          (c).......................................         6.950   08/31/20       1,044,490
  9,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser C (Prerefunded @
          08/31/05).................................           *     08/31/26       1,861,740
  2,000   Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to
          Maturity).................................         5.500   03/01/32       2,233,320
                                                                                -------------
                                                                                   17,639,429
                                                                                -------------
          CONNECTICUT  1.4%
  5,000   Connecticut St Ser C (FGIC Insd) (a)......         5.000   04/01/22       5,366,100
                                                                                -------------

          DISTRICT OF COLUMBIA  1.4%
  5,000   Metropolitan Washington DC Arpt Auth Sys
          Ser A (AMT) (FGIC Insd)...................         5.250   10/01/32       5,217,550
                                                                                -------------

          FLORIDA  7.3%
  2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
          Insd).....................................         5.250   10/01/21       2,633,525
  5,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd).....................................         5.950   07/01/20       5,077,550
  3,980   Jacksonville, FL Port Auth (AMT) (MBIA
          Insd).....................................         5.700   11/01/30       4,311,773

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$ 2,780   Jacksonville, FL Port Auth (Prerefunded @
          11/01/10) (AMT) (MBIA Insd)...............         5.700%  11/01/30   $   3,088,997
 11,500   Miami-Dade Cnty, FL Aviation Rev Miami
          Intl Arpt (AMT) (FGIC Insd)...............         5.375   10/01/32      12,118,930
                                                                                -------------
                                                                                   27,230,775
                                                                                -------------
          GEORGIA  4.4%
  5,000   Georgia Muni Elec Auth Pwr Rev Ser B
          (Escrowed to Maturity) (FGIC Insd)........         5.700   01/01/19       5,779,450
  2,700   Marietta, GA Dev Auth Rev First Mtg Life
          College Ser B (FSA Insd) (b)..............         5.375   09/01/09       2,774,790
  2,205   Municipal Elec Auth GA Comb Cycle Proj Ser
          A (MBIA Insd).............................         5.000   11/01/20       2,383,781
  4,995   Municipal Elec Auth GA Comb Turbine Proj
          Ser A (MBIA Insd).........................         5.250   11/01/20       5,440,304
                                                                                -------------
                                                                                   16,378,325
                                                                                -------------
          HAWAII  3.1%
 10,430   Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Inc Ser A (AMT) (MBIA
          Insd).....................................         5.650   10/01/27      11,409,690
                                                                                -------------

          ILLINOIS  9.6%
  3,500   Chicago, IL Cap Apprec (Prerefunded @
          07/01/05) (AMBAC Insd)....................           *     01/01/17       1,677,130
  6,000   Chicago, IL Lakefront Millenium Pkg Fac
          (MBIA Insd) (d)...........................       0/5.750   01/01/29       6,147,120
  3,180   Illinois Hlth Fac Auth Rev Children's Mem
          Hosp (MBIA Insd)..........................         6.250   08/15/13       3,680,119
  1,485   Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser A Rfdg (FSA Insd)................         6.750   04/15/17       1,806,681
    825   Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser C (FSA Insd).....................         6.750   04/15/17       1,003,711
  1,000   Illinois Hlth Fac Auth Rev Highland Park
          Hosp Proj Ser A (Prerefunded @ 10/01/07)
          (MBIA Insd)...............................         5.750   10/01/17       1,083,720
  2,070   Northern IL Univ Ctf Part Hoffman Estates
          Ctr Proj (FSA Insd).......................         5.400   09/01/16       2,322,147
  5,000   Regional Trans Auth IL Ser A (AMBAC
          Insd).....................................         8.000   06/01/17       6,893,250
 10,000   Will Cnty, IL Sch Dist No 122 Ser B Rfdg
          (FGIC Insd)...............................         5.250   11/01/20      10,840,800
                                                                                -------------
                                                                                   35,454,678
                                                                                -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          KANSAS  2.1%
$ 3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd) (b)..........................         5.250%  10/01/20   $   3,714,347
  3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd) (b)..........................         5.250   10/01/21       3,914,683
                                                                                -------------
                                                                                    7,629,030
                                                                                -------------
          KENTUCKY  0.2%
    500   Mount Sterling, KY Lease Rev KY League
          Cities Fdg Ser B..........................         6.100   03/01/18         593,560
                                                                                -------------

          LOUISIANA  7.2%
  5,000   Lafayette, LA Util Rev (MBIA Insd)........         5.250   11/01/21       5,484,800
  5,970   Louisiana Loc Govt Environment Southeastn
          LA Student Hsg A (MBIA Insd) (b)..........         5.250   08/01/24       6,462,406
  8,065   Louisiana St Office Fac Corp LA St Cap
          Complex Pgm (MBIA Insd) (b)...............         5.000   11/01/20       8,591,886
  6,000   Saint Charles Parish, LA Solid Waste Disp
          Rev LA Pwr & Lt Co Proj (AMT) (FSA Insd)
          (a).......................................         7.050   04/01/22       6,020,280
                                                                                -------------
                                                                                   26,559,372
                                                                                -------------
          MARYLAND  2.6%
  5,000   Maryland St Econ Dev Corp MD Aviation
          Admin Fac (AMT) (FSA Insd)................         5.375   06/01/20       5,414,550
  4,000   Maryland St Trans Auth Arpt Baltimore/WA
          Intl Arpt B (AMT) (AMBAC Insd)............         5.125   03/01/24       4,219,280
                                                                                -------------
                                                                                    9,633,830
                                                                                -------------
          MASSACHUSETTS  3.2%
  2,500   Massachusetts Bay Trans Auth Ser A........         5.000   07/01/32       2,602,175
  1,750   Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth................         6.000   07/01/31       1,863,767
    925   Massachusetts St Indl Fin Agy Wtr
          Treatment American Hingham (AMT)..........         6.900   12/01/29         978,003
    925   Massachusetts St Indl Fin Agy Wtr
          Treatment American Hingham (AMT)..........         6.950   12/01/35         978,733
  5,000   Massachusetts St Wtr Pollutn Abatement Tr
          Pool Prog Bds Ser 10......................         5.000   08/01/21       5,381,300
                                                                                -------------
                                                                                   11,803,978
                                                                                -------------
          MICHIGAN  3.9%
  5,000   Detroit, MI Downtown Dev Auth Tax
          Increment Rev Dev Area No. 1 Proj Ser C1
          (Prerefunded @ 07/01/06)..................         6.250   07/01/25       5,298,000
  3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
          A (MBIA Insd) (b).........................         5.250   07/01/20       3,501,971
  2,000   Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A.....................................         6.000   07/01/35       2,141,480
  3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
          Insd).....................................         5.500   11/01/15       3,443,342
                                                                                -------------
                                                                                   14,384,793
                                                                                -------------

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MISSISSIPPI  0.5%
$ 2,000   Mississippi Bus Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj...............         5.875%  04/01/22   $   2,025,100
                                                                                -------------

          MISSOURI  1.7%
  2,195   Missouri St Hlth & Ed Fac Rev Univ MO
          Columbia Arena Proj (b)...................         5.000   11/01/16       2,365,486
  4,000   Platte Cnty, MO Indl Dev Auth Trans Rev...         4.500   12/01/24       4,019,960
                                                                                -------------
                                                                                    6,385,446
                                                                                -------------
          NEVADA  3.4%
  8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)...............................         5.000   07/01/36       8,312,640
  4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd)........         5.250   07/01/34       4,196,480
    290   Nevada Hsg Div Single Family Pgm Mezz B
          (AMT) (FHA/VA Gtd)........................         6.550   10/01/12         293,692
                                                                                -------------
                                                                                   12,802,812
                                                                                -------------
          NEW JERSEY  9.2%
  5,000   Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
          Consldtn Rfdg (MBIA Insd).................         5.125   10/01/20       5,431,700
  1,400   New Jersey Econ Dev Auth Rev Cigarette
          Tax.......................................         5.750   06/15/29       1,502,088
  4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co
          Inc Ser A (AMT) (FGIC Insd)...............         5.250   07/01/38       4,508,297
  2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr at Passaic (Escrowed to Maturity)
          (FSA Insd)................................         6.750   07/01/19       3,164,700
  1,695   New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr Passaic (Escrowed to Maturity)
          (FSA Insd)................................         6.000   07/01/06       1,730,341
 10,000   New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)...................         5.250   09/01/20      10,873,800
  6,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
          Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
          (AMT) (MBIA Insd).........................         5.450   02/01/32       6,806,228
                                                                                -------------
                                                                                   34,017,154
                                                                                -------------
          NEW YORK  18.0%
  7,000   Metropolitan Trans Auth NY Ser A Rfdg
          (FGIC Insd)...............................         5.250   11/15/31       7,523,320
  5,000   Metropolitan Trans Auth NY Svc Contract
          Ser A Rfdg (AMBAC Insd)...................         5.000   07/01/30       5,212,200
  3,500   New York City Ser C.......................         5.500   08/01/13       3,906,175
  7,500   New York City Ser E (FSA Insd)............         5.000   11/01/20       8,060,550
  6,000   New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (d)............  5.500/14.000   11/01/26       6,675,300
  8,240   New York City Transitional Future Tax Secd
          Ser C Rfdg (AMBAC Insd)...................         5.250   08/01/18       9,054,030

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$ 7,575   New York St Dorm Auth Rev City Univ Sys
          Con Ser A.................................         5.625%  07/01/16   $   8,664,588
  3,845   New York St Dorm Auth Rev Secd Hosp Gen
          Hosp Rfdg.................................         5.750   02/15/20       4,271,141
  2,310   New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd)......         5.375   11/01/13       2,337,720
  5,000   New York St Ser G (Prerefunded @
          02/01/06).................................         5.750   02/01/14       5,190,600
  5,000   New York St Urban Dev Corp Rev St Fac
          Rfdg......................................         5.700   04/01/20       5,870,850
                                                                                -------------
                                                                                   66,766,474
                                                                                -------------
          OHIO  4.7%
  1,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................         7.500   01/01/30       1,293,428
  2,000   Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Dale Bridge Apt (AMT) (GNMA
          Collateralized)...........................         6.600   10/20/30       2,057,200
  3,540   Franklin Cnty, OH Hosp Rev & Impt Doctor's
          Hosp Proj Rfdg (Escrowed to Maturity).....         5.875   12/01/23       3,574,798
  1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth
          Oblig Group Ser A.........................         6.000   11/15/32       1,611,915
  5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda
          Care Sys Impt Rfdg (Connie Lee Insd)
          (b).......................................         6.250   12/01/10       5,482,688
  2,000   Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          OH Edison Co Proj Rfdg....................         5.950   05/15/29       2,020,280
  1,280   Toledo Lucas Cnty, OH Port Auth Dev Rev
          Northwest OH Bd Fd Ser C (AMT) (b)........         6.600   11/15/15       1,356,467
                                                                                -------------
                                                                                   17,396,776
                                                                                -------------
          OKLAHOMA  0.5%
  1,500   Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded 07/01/10) (MBIA Insd)........         6.100   07/01/30       1,725,075
                                                                                -------------

          OREGON  3.7%
  5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd).....................................         5.250   07/01/22       5,471,350
  2,745   Oregon St Dept Admin Ser A (Prerefunded @
          11/01/05) (MBIA Insd).....................         5.250   11/01/10       2,809,068
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd).....................................         5.250   11/01/18       5,453,500
                                                                                -------------
                                                                                   13,733,918
                                                                                -------------
          PENNSYLVANIA  2.3%
  2,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (Variable Rate Coupon) (FSA Insd).........         5.000   12/01/33       2,722,225
  2,535   Pennsylvania St Higher Ed UPMC Hlth Sys
          Ser A.....................................         6.250   01/15/17       2,862,370
  1,000   Pennsylvania St Higher Ed UPMC Hlth Sys
          Ser A.....................................         6.250   01/15/18       1,126,950

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$ 1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Cmnty College Ser B Rfdg (MBIA Insd)
          (b).......................................         6.500%  05/01/08   $   1,505,260
    465   Ridley Park, PA Hosp Auth Rev Taylor Hosp
          Ser A (Escrowed to Maturity)..............         6.000   12/01/05         473,858
                                                                                -------------
                                                                                    8,690,663
                                                                                -------------
          SOUTH CAROLINA  2.2%
  1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
          (FSA Insd) (b)............................         5.000   01/01/11       1,101,255
  6,500   South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd).....         5.200   11/01/27       6,968,325
                                                                                -------------
                                                                                    8,069,580
                                                                                -------------
          TENNESSEE  4.0%
  7,050   Hallsdale Powell Util Dist Knox Cnty TN
          Wtr & Swr Rev Impt Ser B (FGIC Insd)......         5.000   04/01/34       7,366,122
 12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev Cap Apprec First Mtg Ser A Rfdg (MBIA
          Insd).....................................           *     07/01/26       4,411,430
  2,500   Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd).....................................         7.500   07/01/25       3,145,675
                                                                                -------------
                                                                                   14,923,227
                                                                                -------------
          TEXAS  14.7%
  1,585   Brazos River Auth TX Pollutn Ctl Rev Adj
          TXU Elec Co Proj Ser C Rfdg (Variable Rate
          Coupon) (AMT).............................         5.750   05/01/36       1,721,326
  5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt
          Jt Ser A Rfdg (AMT) (FGIC Insd)...........         5.500   11/01/31       5,289,400
  2,345   Denton Cnty, TX Perm Impt (Prerefunded
          07/15/10) (b).............................         5.500   07/15/19       2,568,150
  1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A............................         6.375   06/01/29       1,104,220
  5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
          Insd).....................................         5.125   08/15/32       5,229,500
  4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA
          Insd).....................................         5.500   07/01/15       5,179,898
  3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)..........................         5.625   07/01/30       3,234,270
  3,920   Lower Colorado Riv Auth TX LCRA Svcs Corp
          Proj Rfdg (FGIC Insd).....................         5.000   05/15/33       4,030,779
  5,000   Matagorda Cnty, TX Navig Dist No 1 Rev
          Houston Lt Rfdg (AMT) (AMBAC Insd) (c)....         5.125   11/01/28       5,429,100
  2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................         7.250   01/01/31       2,039,440
  3,325   North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A...................         5.125   05/15/29       3,421,425
  3,610   San Antonio, TX Elec & Gas Sys Rfdg.......         5.375   02/01/16       3,945,730

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$ 1,390   San Antonio, TX Elec & Gas Sys Rfdg
          (Prerefunded @ 02/01/12)..................         5.375%  02/01/16   $   1,546,222
  3,960   Stafford, TX Econ Dev Corp (FGIC Insd)....         5.500   09/01/30       4,397,738
  5,000   Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)...         5.000   08/15/30       5,156,700
                                                                                -------------
                                                                                   54,293,898
                                                                                -------------
          UTAH  0.8%
  4,950   Intermountain Pwr Agy UT Pwr Supply Rev
          Ser A Rfdg (Escrowed to Maturity)
          (FGIC Insd)...............................           *     07/01/17       2,821,104
                                                                                -------------

          WASHINGTON  7.7%
  5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)....         5.250   06/01/19       5,482,400
  3,630   King City, WA Ser B (Prerefunded @
          12/01/07).................................         5.900   12/01/14       3,966,791
  1,370   King Cnty, WA Ser B (Prerefunded @
          12/01/07).................................         5.900   12/01/14       1,497,109
  2,245   King Cnty, WA Ser B (Prerefunded @
          12/01/07).................................         6.625   12/01/15       2,493,611
  4,000   Washington St Pub Pwr Supply Ser A Rfdg
          (FGIC Insd)...............................         7.000   07/01/08       4,470,840
 10,000   Washington St Pub Pwr Supply Ser A Rfdg
          (AMBAC Insd)..............................         5.700   07/01/09      10,521,300
                                                                                -------------
                                                                                   28,432,051
                                                                                -------------
          WEST VIRGINIA  1.6%
  5,920   Harrison Cnty, WV Cnty Cmnty Solid Waste
          Disp Rev West PA Pwr Co Ser C (AMT) (AMBAC
          Insd).....................................         6.750   08/01/24       6,056,930
                                                                                -------------

          WISCONSIN  0.8%
  2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
          Inc Proj..................................         6.250   11/15/28       2,848,099
                                                                                -------------

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  3.6%
$ 7,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy
          Rev Ser Y Rfdg (FSA Insd) (a).............         6.250%  07/01/21   $   8,886,010
  4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
          Hlth Fac Ser M Rfdg (MBIA Insd)...........         5.600   07/01/08       4,333,120
                                                                                -------------
                                                                                   13,219,130
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS 157.5%
  (Cost $543,446,761)........................................................     583,087,053

SHORT-TERM INVESTMENTS  1.1%
  (Cost $4,100,000)..........................................................       4,100,000
                                                                                -------------

TOTAL INVESTMENTS  158.6%
  (Cost $547,546,761)........................................................     587,187,053
OTHER ASSETS IN EXCESS OF LIABILITIES  2.2%..................................       8,266,696
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.8%)..................    (225,191,898)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 370,261,851
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) The Trust owns 100% of the bond issuance.

(c) Security converts to a fixed coupon rate at a predetermined date.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $547,546,761).......................  $587,187,053
Cash........................................................         3,082
Receivables:
  Interest..................................................     8,762,166
  Investments Sold..........................................     2,112,200
  Variation Margin on Futures...............................       221,250
Other.......................................................         2,491
                                                              ------------
    Total Assets............................................   598,288,242
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,034,620
  Investment Advisory Fee...................................       267,133
  Income Distributions--Common Shares.......................        56,705
  Other Affiliates..........................................        24,415
Trustees' Deferred Compensation and Retirement Plans........       328,080
Accrued Expenses............................................       123,540
                                                              ------------
    Total Liabilities.......................................     2,834,493
Preferred Shares (including accrued distributions)..........   225,191,898
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $370,261,851
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($370,261,851 divided by
  23,555,115 shares outstanding)............................  $      15.72
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 23,555,115 shares issued and
  outstanding)..............................................  $    235,551
Paid in Surplus.............................................   330,817,133
Net Unrealized Appreciation.................................    39,125,111
Accumulated Undistributed Net Investment Income.............     1,635,355
Accumulated Net Realized Loss...............................    (1,551,299)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $370,261,851
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 9,000 issued with liquidation preference of
  $25,000 per share)........................................  $225,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $595,261,851
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $14,565,083
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,617,837
Preferred Share Maintenance.................................      313,258
Trustees' Fees and Related Expenses.........................       36,635
Legal.......................................................       30,554
Custody.....................................................       17,538
Other.......................................................      125,847
                                                              -----------
    Total Expenses..........................................    2,141,669
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,423,414
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,434,758
  Futures...................................................    1,721,541
                                                              -----------
Net Realized Gain...........................................    3,156,299
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   40,650,218
                                                              -----------
  End of the Period:
    Investments.............................................   39,640,292
    Futures.................................................     (515,181)
                                                              -----------
                                                               39,125,111
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,525,107)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,631,192
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,051,834)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $12,002,772
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 12,423,414       $ 24,740,659
Net Realized Gain/Loss...................................       3,156,299         (4,966,234)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      (1,525,107)         7,913,408
Distributions to Preferred Shareholders:
  Net Investment Income..................................      (2,051,834)        (2,460,484)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................      12,002,772         25,227,349
Distributions to Common Shareholders:
  Net Investment Income..................................     (10,634,692)       (23,212,687)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................       1,368,080          2,014,662

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     368,893,771        366,879,109
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,635,355 and $1,898,467,
  respectively)..........................................    $370,261,851       $368,893,771
                                                             ============       ============

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                             APRIL 30,     ------------------
                                                                2005        2004       2003
                                                             --------------------------------

NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 15.66      $ 15.58    $ 15.63
                                                              -------      -------    -------
 Net Investment Income......................................      .53         1.05       1.10
 Net Realized and Unrealized Gain/Loss......................      .07          .12       (.04)
 Common Share Equivalent of Distributions Paid to Preferred
   Shareholders:
   Net Investment Income....................................     (.09)        (.10)      (.10)
                                                              -------      -------    -------
Total from Investment Operations............................      .51         1.07        .96
 Distributions Paid to Common Shareholders:
   Net Investment Income....................................     (.45)        (.99)     (1.01)
                                                              -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 15.72      $ 15.66    $ 15.58
                                                              =======      =======    =======

Common Share Market Price at End of the Period..............  $ 13.50      $ 14.46    $ 14.70
Total Return (b)............................................   -3.55%*       5.25%      9.61%
Net Assets Applicable to Common Shares at End of the Period
 (In millions)..............................................  $ 370.3      $ 368.9    $ 366.9
Ratio of Expenses to Average Net Assets Applicable to Common
 Shares (c).................................................    1.17%        1.32%      1.33%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (c)............................    6.80%        6.76%      6.99%
Portfolio Turnover..........................................       9%*         24%        30%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
 Shares (c).................................................     .73%         .82%       .83%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)............................    5.68%        6.09%      6.37%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................    9,000        9,000      9,000
Asset Coverage Per Preferred Share (e)......................  $66,162      $65,999    $65,769
Involuntary Liquidating Preference Per Preferred Share......  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of divided payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------
                       2002 (A)    2001      2000       1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------

                       $ 15.68    $ 14.38   $ 13.80   $  15.64   $  15.14   $  14.50   $  14.37   $  12.90
                       -------    -------   -------   --------   --------   --------   --------   --------
                          1.11       1.13      1.15       1.14       1.14       1.16       1.17       1.18
                          (.06)      1.25       .63      (1.86)       .51        .63        .13       1.57
                          (.13)      (.31)     (.39)      (.31)      (.34)      (.34)      (.34)      (.38)
                       -------    -------   -------   --------   --------   --------   --------   --------
                           .92       2.07      1.39      (1.03)      1.31       1.45        .96       2.37
                          (.97)      (.77)     (.81)      (.81)      (.81)      (.81)      (.83)      (.90)
                       -------    -------   -------   --------   --------   --------   --------   --------
                       $ 15.63    $ 15.68   $ 14.38   $  13.80   $  15.64   $  15.14   $  14.50   $  14.37
                       =======    =======   =======   ========   ========   ========   ========   ========

                       $ 14.37    $ 13.78   $ 12.25   $12.0625   $  14.75   $13.5625   $ 12.375   $  12.75
                        11.50%     19.22%     8.56%    -13.29%     15.10%     16.61%      3.70%     27.67%
                       $ 368.1    $ 369.3   $ 338.7   $  325.1   $  368.5   $  356.6   $  341.5   $  338.4
                         1.46%      1.63%     1.77%      1.67%      1.67%      1.70%      1.77%      1.80%
                         7.22%      7.49%     8.36%      7.56%      7.41%      7.93%      8.15%      8.67%
                           38%        30%       25%        35%        24%        32%        42%        50%

                          .90%      1.00%     1.05%      1.02%      1.03%      1.03%      1.06%      1.06%

                         6.36%      5.44%     5.55%      5.50%      5.21%      5.61%      5.78%      5.90%

                         9,000      9,000     9,000      9,000      4,500      4,500      4,500      4,500
                       $65,910    $66,028   $62,631   $ 61,123   $131,890   $129,243   $125,881   $125,198
                       $25,000    $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
                       $25,000    $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             21

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on March 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $5,643,037 which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$2,246,517..................................................   October 31, 2007
 3,396,520..................................................   October 31, 2012

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $546,878,897
                                                              ============
Gross tax unrealized appreciation...........................  $ 40,709,557
Gross tax unrealized depreciation...........................      (401,401)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 40,308,156
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $185,505
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $185,505
                                                              ========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $169,276

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $13,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

approximately $31,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $54,605,076 and $52,364,457, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................    1,297
Futures Opened..............................................    2,589
Futures Closed..............................................   (3,001)
                                                               ------
Outstanding at April 30, 2005...............................      885
                                                               ======

    The futures contracts outstanding as of April 30, 2005, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2005 (Current
  Notional Value of $108,453 per contract)..................     885         $(515,181)
                                                                 ---         ---------

5. PREFERRED SHARES

The Trust has outstanding 9,000 Auction Preferred Shares ("APS") in five series. Series A, B, C and D each contain 2,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A and E is seven days. The dividend period for Series B, C and D is 28 days. The average rate in effect on April 30, 2005 was 2.578%. During the six months ended April 30, 2005, the rates ranged from 1.400% to 2.960%.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VKV SAR 6/05 RN05-01315P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Value Municipal Income Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005